Regulatory Order Considerations (Brokered Deposit Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Regulatory Order Considarations [Abstract]
December 31, 2014	$ 10,120
December 31, 2015	10,221
December 31, 2016	625
Brokered deposit	$ 20,966